Note 20 - Subsequent Event (Details Textual) - Revolving Credit Facility [Member] - USD ($) $ in Thousands	Jan. 17, 2018	Dec. 31, 2017
Line of Credit Facility, Maximum Borrowing Capacity		$ 200,000
Line of Credit Facility Additional Borrowing Capacity		$ 50,000
Subsequent Event [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 250,000
Line of Credit Facility Additional Borrowing Capacity	$ 100,000